SCHEDULE OF LEASE AND OTHER RECEIVABLES, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease receivables, net	$ 2,472,738	$ 2,703,760
Tenant notes receivables - short term, net	850,406	804,749
Others	61,683	49,479
Sub-total	3,384,827	3,557,988
Tenant notes receivable - long term, net	5,565,780	6,002,315
Lease and other receivables, net	$ 8,950,607	9,560,303
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Lease receivables, net		2,703,760	$ 1,644,555
Tenant notes receivables - short term, net		804,749	751,908
Others		49,479	120,062
Sub-total		3,557,988	2,516,525
Tenant notes receivable - long term, net		6,002,315	6,796,584
Lease and other receivables, net		$ 9,560,303	$ 9,313,109